Note 5 - Real Estate Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
As at December 31,
2021

Real estate assets held for sale
Real estate assets held for sale - current	$1,286
Real estate assets held for sale - non-current	$42,803
Total real estate assets held for sale	$44,089

Liabilities related to real estate assets held for sale
Liabilities related to real estate assets held for sale - current	$6
Liabilities related to real estate assets held for sale - non-current	$23,089
Total liabilities related to real estate assets held for sale	$23,095

Net real estate assets held for sale	$20,994